EQUITY	3 Months Ended
Mar. 31, 2012
EQUITY
EQUITY

NOTE 8. EQUITY

We accrued approximately $6 million, or $17.50 per share, for dividends on our 7% mandatory convertible preferred stock in the three months ended March 31, 2012, and paid the dividends in April 2012.

On May 9, 2011, we announced that our board of directors had authorized the repurchase of up to $400 million of our common stock through a share repurchase program. Under the program, shares could be purchased in the open market or through privately negotiated transactions in a manner consistent with applicable securities laws and regulations, including pursuant to a Rule 10b5-1 plan maintained by the Company, at times and in amounts based on market conditions and other factors. The share repurchase program, which was scheduled to expire on May 9, 2012, was completed in January 2012. Pursuant to the program, we repurchased a total of 81,073,764 shares for approximately $400 million as shown in the following table:

Period	Total Number of Shares Purchased	Average Price Paid Per Share	Total Number of Shares Purchased as Part of Publicly Announced Program	Maximum Dollar Value of Shares That May Yet Be Purchased Under the Program
	(In Thousands)		(In Thousands)	(In Millions)
May 12, 2011 through December 31, 2011	75,766	$4.94	75,766	$26
January 1, 2012 through January 31, 2012	5,308	4.93	5,308	0
Total	81,074	$4.94	81,074	$0

Repurchased shares are recorded based on settlement date and are held as treasury stock.

The following table shows the changes in consolidated equity during the three months ended March 31, 2012 and 2011 (dollars in millions, share amounts in thousands):

	Tenet Healthcare Corporation Shareholders’ Equity
	Preferred Stock		Common Stock
	Shares Outstanding	Issued Amount	Shares Outstanding	Issued Par Amount	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Treasury Stock	Noncontrolling Interests	Total Equity
Balances at December 31, 2011	345,000	$334	415,026	$27	$4,407	$(52)	$(1,440)	$(1,853)	$69	$1,492
Net income	0	0	0	0	0	0	64	0	3	67
Distributions paid to noncontrolling interests	0	0	0	0	0	0	0	0	(3)	(3)
Contribution from noncontrolling interests	0	0	0	0	0	0	0	0	2	2
Other comprehensive income	0	0	0	0	0	3	0	0	0	3
Preferred stock dividends	0	0	0	0	(6)	0	0	0	0	(6)
Repurchase of common stock	0	0	(5,308)	0	0	0	0	(26)	0	(26)
Stock-based compensation expense and issuance of common stock	0	0	3,813	0	2	0	0	0	0	2
Balances at March 31, 2012	345,000	$334	413,531	$27	$4,403	$(49)	$(1,376)	$(1,879)	$71	$1,531

Balances at December 31, 2010	345,000	$334	485,783	$27	$4,449	$(43)	$(1,522)	$(1,479)	$53	$1,819
Net income	0	0	0	0	0	0	79	0	3	82
Distributions paid to noncontrolling interests	0	0	0	0	0	0	0	0	(2)	(2)
Purchases of businesses or joint venture interests	0	0	0	0	0	0	0	0	10	10
Preferred stock dividends	0	0	0	0	(6)	0	0	0	0	(6)
Stock-based compensation expense and issuance of common stock	0	0	3,554	0	5	0	0	0	0	5
Balances at March 31, 2011	345,000	$334	489,337	$27	$4,448	$(43)	$(1,443)	$(1,479)	$64	$1,908